[INVESTORS BANK & TRUST COMPANY LETTERHEAD]



May 3, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

        Re:  PayPal Funds
             File Nos. 333-80205 and 811-09381

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of PayPal Funds (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus and Statement of Additional Information, both dated April 26, 2001, do not differ from those contained in Post-Effective Amendment ("PEA") No. 5, the most recent amendment to the Fund's Registration Statement, on Form N-1A, which became effective with the Securities and Exchange Commission on April 26, 2001, and (ii) the text of PEA No. 5 was filed electronically, via EDGAR, on April 26, 2001.

Please direct any comments to the undersigned at 617-937-6413.

Sincerely,

/s/ Susan C. Mosher

Susan C. Mosher


cc:  John T. Story